Investments accounted for using the equity method - Investments in joint ventures accounted for using the equity method (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Results of operations:
Revenue	¥ 206,798,631	¥ 192,379,918	¥ 140,791,683
Income (loss) from operations	1,942,439	(2,838,457)	(17,701,534)
Profit (loss) for the year	1,274,788	(4,752,429)	(11,742,898)
Balance sheet data:
Current assets	69,909,439	65,475,200	51,052,061	¥ 68,765,864
Noncurrent assets	73,983,892	78,603,823	80,526,834	84,640,563
Current liabilities	43,440,006	42,390,909	27,837,455	36,738,951
Noncurrent liabilities	1,751,346	2,286,495	1,540,104	¥ 3,128,600
Aggregated individually immaterial joint ventures
Results of operations:
Revenue	6,986,969	10,175,124	7,926,004
Gross profit (loss)	1,770,236	2,647,368	1,575,801
Income (loss) from operations	1,417,091	1,380,078	758,417
Profit (loss) for the year	1,245,587	1,139,947	596,304
Balance sheet data:
Current assets	52,915,859	49,849,695	42,280,662
Noncurrent assets	2,389,016	2,858,838	2,301,655
Current liabilities	45,300,441	44,397,577	36,634,695
Noncurrent liabilities	368,764	265,831	1,170,101
Convertible redeemable preferred shares and noncontrolling interests	¥ (6,413)	¥ (9,482)	¥ (141)